RELATED PARTIES - Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
RELATED PARTIES
Salaries and other short-term employee benefits	$ 734	$ 677	$ 576
Post-employment benefits	36	35	32
Share-based payments	510	557	504
Other long-term benefits	$ 26	$ 7	$ 11